Schedule of long-term borrowings maturity (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	$ 409,025
2027	29,928
2028	32,727
2029	35,690
2030	38,824
Thereafter	387,979
Total	$ 934,173	$ 1,281,072